--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]

                             THE LEGACY FUNDS, INC.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------




                               Legacy Growth Fund






                                 April 30, 2002



                               Legacy Growth Fund
                   Total Return Based on a $10,000 Investment
                  Since Commencement Date of February 15, 2000


               Legacy Growth     S&P 500       NASDAQ         Lipper Large Cap
                   Fund        Stock Index  Composite Index   Growth Fund Index
2/15/00           $10,000        $10,000      $10,000            $10,000
4/30/00           $10,190        $10,383       $8,733             $9,966
7/31/00           $10,460        $10,257       $8,521             $9,811
10/31/00          $10,030        $10,276       $7,622             $9,326
1/31/01            $8,841         $9,849       $6,272             $8,258
4/30/01            $7,560         $9,036       $4,787             $6,926
7/31/01            $7,210         $8,787       $4,585             $6,436
10/31/01           $6,241         $7,716       $3,823             $5,571
1/31/02            $7,011         $8,259       $4,375             $5,971
4/30/02            $6,530         $7,894       $3,819             $5,558


Average Annual Total Returns (%) For Periods Ended April 30, 2002


                                                                  Average Annual
                                                                      Since
                                                   One Year        Inception(1)
Legacy Growth Fund                                  -13.62%          -17.55%
S&P 500 Stock Index                                 -12.63%          -10.16%
NASDAQ Composite Index                              -20.23%          -35.37%
Lipper Large Cap Growth Fund Index                  -19.75%          -23.38%

The S&P 500 Stock Index and the NASDAQ Composite Index are unmanaged but commonly used measures of common stock total return performance. The Lipper Large Cap Growth Fund Index is the composite of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. This chart assumes an initial gross investment of $10,000 made on February 15, 2000 (commencement of operations). Returns shown include the reinvestment of dividends and the deduction of all fees and expenses. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

--------------------------------------------------------------------------------

1 Inception date for the Legacy Growth Fund and index data is February 15, 2000.


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2002
--------------------------------------------------------------------------------

                                                            ----------------
                                                                Legacy
                                                              Growth Fund
                                                            ----------------
ASSETS:
  Investments, at market value
     (Cost of $4,977,806)                                         $4,580,864
  Receivable from Adviser                                              1,607
  Interest receivable                                                    645
  Dividends receivable                                                 2,415
  Prepaid assets                                                      12,357
                                                             ----------------
         Total assets                                              4,597,888
                                                             ----------------

LIABILITIES:

  Accrued expenses and other liabilities                              25,688
                                                             ----------------
         Total liabilities                                            25,688
                                                             ----------------


NET ASSETS                                                        $4,572,200
                                                            ================


NET ASSETS CONSIST OF:
  Capital stock                                                   $6,610,192
  Accumulated undistributed net investment loss                     (11,839)
  Accumulated undistributed net realized loss on investments     (1,629,211)
  Net unrealized depreciation on investments                       (396,942)
                                                             ----------------
         Total net assets                                         $4,572,200
                                                             ================

  Shares outstanding
         (Unlimited shares authorized with a par value
         of $0.001 each)                                             700,711
                                                             ================

  Net asset value, redemption price and offering price
        per share                                                      $6.53
                                                             ================


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2002
--------------------------------------------------------------------------------

                                                                 --------------
                                                                     Legacy
                                                                   Growth Fund
                                                                 --------------
INVESTMENT INCOME:
  Dividend income                                                 $     23,183
  Interest income                                                        3,094
                                                                 --------------
       Total investment income                                          26,277
                                                                 --------------


EXPENSES:
  Investment advisory fees                                              22,421
  Administration fees                                                   14,408
  Fund accounting fees                                                  11,458
  Transfer agent fees and expenses                                       7,753
  Distribution fees                                                     11,211
  Insurance fees                                                         6,504
  Custody fees                                                             969
  Professional fees                                                     66,017
  Federal and state registration                                         1,211
  Trustees' fees and expenses                                            1,282
  Reports to shareholders                                                   42
  Other                                                                     72
                                                                 --------------
       Total expenses before Adviser reimbursement                     143,348
                                                                 --------------
          Less:  Fees waived and expenses reimbursed by Adviser       (94,021)
          Less:  Distribution fees waived                             (11,211)
                                                                 --------------
             Total fees waived and expenses reimbursed               (105,232)
                                                                 --------------
             Net expenses                                               38,116
                                                                 --------------
NET INVESTMENT LOSS                                                   (11,839)
                                                                 --------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                   (549,854)
  Change in unrealized appreciation (depreciation) on investments      681,090
                                                                 --------------

       Net realized and unrealized gain (loss) on investments          131,236
                                                                 --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     119,397
                                                                 ==============


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

================================================================================
THE LEGACY FUNDS, INC.
================================================================================
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        ---------------------------------------
                                                                                  Legacy Growth Fund
                                                                        ---------------------------------------

                                                                        Six Months Ended        For the Year
                                                                         April 30, 2002             ended
                                                                          (unaudited)         October 31, 2001
                                                                        -----------------     -----------------

OPERATIONS:
  Net investment loss                                                       $   (11,839)          $   (36,258)
  Net realized loss on investments                                             (549,854)             (960,460)
  Change in unrealized appreciation (depreciation) on investments
                                                                                 681,090           (1,056,069)
                                                                        -----------------     -----------------
      Net increase (decrease) in net assets resulting from operations            119,397           (2,052,787)
                                                                        -----------------     -----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                      794,157             1,218,648
  Cost of shares redeemed                                                       (76,369)             (247,794)
                                                                        -----------------     -----------------
      Net increase in net assets resulting from
      capital share transactions                                                 717,788               970,854
                                                                        -----------------     -----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                          837,185           (1,081,933)
                                                                        -----------------     -----------------


NET ASSETS:
 Beginning of period                                                          3,735,015             4,816,948
                                                                       -----------------     -----------------

 End of period                                                             $  4,572,200          $  3,735,015
                                                                       =================     =================


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

================================================================================
THE LEGACY FUNDS, INC.
================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        ------------------------------------------
                                                                    Legacy Growth Fund
                                                        ------------------------------------------

                                                        Six Months Ended      For the Year
                                                         April 30, 2002           ended
                                                          (unaudited)        October 31, 2001
                                                        ---------------      -----------------
PER SHARE DATA:
  NET ASSET VALUE, BEGINNING OF PERIOD                          $6.24                 $10.03
                                                        ---------------      -----------------

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.02)                 (0.02)
  Net realized and unrealized gain (loss) on investments         0.31                  (3.77)
                                                        ---------------      -----------------
       Total gain (loss) from investment operations              0.29                  (3.79)
                                                        ---------------      -----------------

  NET ASSET VALUE, END OF PERIOD                                $6.53                  $6.24
                                                        ===============      =================


TOTAL RETURN(1)                                                  4.65%                (37.79%)


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                            $4,572,200             $3,735,015
      Ratio of net expenses to average net assets:
           Before expense reimbursement2                         6.39%                  5.67%
           After expense reimbursement2                          1.70%                  1.70%
      Ratio of net investment loss to average net assets:
           Before expense reimbursement2                        (5.22%)                (4.80%)
           After expense reimbursement2                         (0.53%)                (0.83%)
      Portfolio turnover rate                                      26%                    43%



    1 Not annualized for periods less than one year.
    2 Annualized for periods less than one year.

                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - April 30, 2002 (Unaudited)

Legacy Growth Fund

--------------------------------------------------------------------------------


     Shares                                                     Value

                --------------------------------------------
                COMMON STOCKS - 79.8%
                --------------------------------------------

                BROKERAGE SERVICES - 1.8%
      7,200     Charles Schwab Corporation                      $   82,008
                                                            ---------------

                BUSINESS SERVICES - 5.4%
      2,500     Automatic Data Processing, Inc.                    127,100
      1,500     First Data Corporation                             119,235
                                                            ---------------
                                                                   246,335
                                                            ---------------

                CAPITAL GOODS - 6.2%
      3,300     Gillette Company                                   117,084
      2,500     Roper Industries, Inc.                             114,975
      2,800     Tyco International Ltd.                             51,660
                                                            ---------------
                                                                   283,719
                                                            ---------------

                DRUGS - 5.9%
      2,600     Merck & Co., Inc.                                  141,284
      3,500     Pfizer Inc.                                        127,225
                                                            ---------------
                                                                   268,509
                                                            ---------------

                 FINANCIAL SERVICES - 16.0%
      3,600     American Express Company                           147,636
      2,700     Citigroup Inc.                                     116,910
      3,300     MBNA Corporation                                   116,985
      3,200     T. Rowe Price Group Inc.                           112,224
      2,200     State Street Corporation                           112,442
      3,300     Washington Mutual, Inc.                            124,509
                                                            ---------------
                                                                   730,706
                                                            ---------------

                FOOD SERVICES- 2.5%
      4,000     SYSCO Corporation                                  116,040
                                                            ---------------

                HOTELS - 2.7%
      2,800     Marriott International, Inc.                       123,032
                                                            ---------------

                INSURANCE - 9.7%
      2,500     ACE Limited                                        108,800
      5,300     Annuity and Life Re (Holdings), Ltd.               100,594
      1,100     Marsh & McLennan Companies, Inc.                   111,188
      1,300     XL Capital Ltd.                                    122,655
                                                            ---------------
                                                                   443,237
                                                            ---------------

                  See Notes to the Financial Statements.

---------------------------------------------------------------------------

                INVESTMENT BANKING - 7.1 %
      1,400     Goldman Sachs Group, Inc.                       $  110,250
      2,500     Merrill Lynch & Co., Inc.                          104,850
      2,300     Morgan Stanley Dean Witter & Co.                   109,756
                                                            ---------------
                                                                   324,856
                                                            ---------------

                MEDICAL - 7.8%
      2,300     Amgen Inc.*                                        121,624
      1,800     Johnson & Johnson                                  114,948
      2,100     Wyeth                                              119,700
                                                            ---------------
                                                                   356,272
                                                            ---------------

                MEDICAL INSTRUMENTS - 1.7%
      3,000     Techne Corporation*
                                                                    80,070
                                                            ---------------

                RETAIL - GENERAL - 7.6%
      2,500     Home Depot, Inc.                                   115,925
      3,000     Walgreen Co.                                       113,310
      2,100     Wal-Mart Stores, Inc.                              117,306
                                                            ---------------
                                                                   346,541
                                                            ---------------

                SOFTWARE - 3.7%
      1,900     Microsoft Corporation*                              99,294
      3,000     Siebel Systems, Inc.*                               72,570
                                                            ---------------
                                                                   171,864
                                                            ---------------

                TECHNOLOGY - 1.7%
      9,000     Symbol Technologies, Inc.                           76,140
                                                            ---------------


                TOTAL COMMON STOCKS (Cost of $4,044,742)       $ 3,649,329
                                                            ---------------

                  See Notes to the Financial Statements.

--------------------------------------------------------------------------------


                --------------------------------------------
                PREFERRED STOCK -   4.4%
                --------------------------------------------

                 FINANCIAL SERVICES -   4.4%
      4,000     ABN Amro Cap Fund Trust II                      $   98,800
      4,000     Citigroup Capital VI                                99,960
                                                            ---------------
                                                                   198,760
                                                            ---------------

                TOTAL PREFERRED STOCK (Cost of $200,289)           198,760
                                                            ---------------


                --------------------------------------------
                SHORT-TERM INVESTMENTS - 16.0%
                --------------------------------------------

    732,775     First American Treasury Obligation              $  732,775
                                                            ---------------

                TOTAL SHORT-TERM INVESTMENTS (Cost of
                  $732,775)                                        732,775
                                                            ---------------


                TOTAL INVESTMENTS - 100.2%  (Cost of
                 $4,977,806)
                                                                 4,580,864
                                                            ---------------

                Liabilities Net Of Other Assets - (0.2%)           (8,664)
                                                            ---------------

                TOTAL NET ASSETS - 100.0%                      $ 4,572,200
                                                            ===============


                * Non-income producing security.


                  See Notes to the Financial Statements.

--------------------------------------------------------------------------------






================================================================================
THE LEGACY FUNDS, INC.
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)                  April 30, 2002

Legacy Growth Fund

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Legacy Funds, Inc. (the "Trust") was organized as a Delaware Business Trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund (the "Fund") is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

     The costs incurred in connection with the organization have been paid on behalf of the Trust by Ingalls & Snyder, LLC (the "Adviser") and will not be reimbursed by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation
     The Fund's securities are valued at their market value. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the last reported bid and asked prices. Other securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments (those with a remaining maturity of 60 days or less) are valued at amortized cost, which approximates market value.

(b)  Federal Income Taxes
     The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

    (c) Distributions to Shareholders
     Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund has a capital loss carry forward of $118,897 which will expire in the tax year ending October 31, 2008 and a capital loss carry forward of $960,460 which will expire in the tax year ending October 31, 2009.

(d)  Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(e)  Other
     Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Fund were as follows:

                                        Six Months Ended      Year Ended
                                         April 30, 2002     October 31, 2001
                                        --------------      ----------------
Shares outstanding, beginning of period     598,479           480,369
Shares sold                                 113,191           152,955
Shares redeemed                             (10,959)          (34,845)
                                            -------           -------
Net increase                                102,232           118,110
                                            -------           -------
Shares outstanding, end of year             700,711           598,479
                                            =======           =======


4.  INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the six months ended April 30, 2002, were $1,177,368 and $1,034,317 respectively.




     At April 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

         Appreciation                                          $ 259,978
         (Depreciation)                                         (656,920)
                                                               ----------
         Net unrealized depreciation on investments            $(396,942)
                                                               =========

     At April 30, 2002, the cost of investments for federal income tax purposes was $4,977,806.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily assets.

     The Adviser agreed contractually to waive its management fee and/or reimburse the Fund's other expenses, to the extent necessary, to ensure that the Fund's operating expenses do not exceed 1.70% of its average daily net assets for the Fund's fiscal year ending October 31, 2002 and has contractually agreed to continue to waive its management fee and/or reimburse the Fund's other expenses until March 1, 2003. This contractual fee waiver may not be discontinued or modified by Ingalls & Snyder during the stated period. For the six months ended April 30, 2002, the Adviser assumed $94,021 of operating expenses on behalf of the Fund.

     U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly-held bank holding company, serves as custodian for the Fund. U.S. Bancorp Fund Services, LLC, a wholly-owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Trust.

     The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the "Distributor") at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor for services provided and expenses incurred in connection with the sales of shares.

     Effective May 25, 2001, Ingalls & Snyder LLC, the Distributor of shares of the Fund, has agreed to waive its distribution (12b-1) fee. This fee waiver may be terminated by Ingalls & Snyder at any time. The waiver of the distribution fee did not have any effect on the overall expense ratio for the six months ended April 30, 2002, and will not have an immediate effect on the overall expense ratio of the Fund for the fiscal year ending October 31, 2002, because of the obligation of Ingalls & Snyder under its Investment Advisory Agreement with the Fund to limit the Total Annual Fund Operating Expenses of the Fund on an annualized basis to no more than 1.70% of the Fund's average net assets.

     For the six months ended April 30, 2002, the Fund paid compensation to Trustees in the aggregate amount of $1,250. No compensation was paid to the members of the Advisory Board.

     For the six months ended April 30, 2002, the Fund did not pay any brokerage commissions.

6.  SUBSEQUENT EVENTS

     Arthur Andersen LLP, 100 East Wisconsin Avenue, P.O. Box 1215, Milwaukee, Wisconsin, 53201-1215, served as the independent auditors of the Fund for the fiscal years ended October 200 and 2001, and in that capacity audited the Fund's annual financial statements and prepared its tax returns. On October 25, 2001, the Board of Trustees selected Arthur Andersen, LLP, as the independent certified public accountants of the Trust for the fiscal year ending October 31, 2002. This selection was ratified by the shareholders of the Fund on December 7, 2001. One June 15, 2002, Arthur Andersen LLP was convicted of obstruction of justice arising out of the destruction of documents relating to Arthur Andersen's audit of Enron Corp. In light of the conviction and other events surrounding Arthur Andersen LLP, the Board of Trustees determined that it would no longer be appropriate to retain Arthur Andersen LLP as the Fund's independent auditors for the year ending October 31, 2002, and, accordingly, on June 20, 2002, terminated the selection of Arthur Andersen LLP as the Fund's independent auditors.

     None of the reports of Arthur Andersen LLP on the financial statements of the Fund for any of the fiscal years for which Arthur Andersen served as the Fund's independent auditors contained any adverse opinion or disclaimer of opinion, or was qualified or modified as to the uncertainty, audit scope or accounting principles. Moreover, during such fiscal years and the interim period between November 1, 2001, through June 20, 2002 (the date that the Board of Trustees determined to terminate the selection of Arthur Andersen LLP as the Fund's independent auditors), there were no disagreements between the Fund and Arthur Andersen LLP with respect to any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports. The decision to dismiss Arthur Andersen LLP as the Fund's independent auditors was recommended to the Board of Trustees by the Audit Committee and was approved by the Fund's Board of Trustees.

     The Audit Committee and the Board of Trustees of the Fund considered proposals from three accounting firms to replace Arthur Andersen as the Fund's independent auditors for the fiscal year ending October 31, 2002. As permitted by the emergency rules and orders released by the Securities and Exchange Commission on March 18, 2002, and upon the recommendation of the Fund's Audit Committee, the Board of Trustees, including a majority of those members of the Board of Trustees who are not interested persons of the Fund, on June 20, 2002, selected Ernst & Young LLP as the independent auditors of the Fund for the fiscal year ending October 31, 2002, subject to the completion of the client acceptance process by Ernst & Young LLP.


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

SPECIAL MEETING OF SHAREHOLDERS
December 7, 2001

--------------------------------------------------------------------------------


     A special meeting of shareholders was called for December 7, 2001, at which the shareholders of The Legacy Funds, Inc. voted on two proposals. A summary of the proposals and the results of the voting were as follows:



Proposal 1:  Election of Trustees

                                                 Legacy Funds, Inc.
                                                 Securities Holders Vote
                                                ------------------------
Thomas O. Boucher, Jr.
           Affirmative                                 450,537
           Against                                       -
           Abstain                                       -
                                                ---------------------
                Total                                  450,537

Edward W. Wheeler
           Affirmative                                 450,537
           Against                                        -
           Abstain                                        -
                                                ---------------------
                Total                                  450,537

       Trustees continuing in office:

       Theodore F. Ells
       Robert E. Belknap
       Barnabas B. B. Breed

Proposal 2:  Selection of independent auditors.

     Ratification of the selection of Arthur Andersen as the independent public accountants for the Legacy Growth Fund with respect to its operations for the fiscal year ending October 31, 2002.

                                                 Legacy Funds, Inc.
                                                Securities Holders Vote
                                                ------------------------
           Affirmative                                 450,537
           Against                                        -
           Abstain                                        -
                                                ---------------------
                Total                                  450,537

       There were no other proposals voted on at the meeting.



                               Investment Adviser
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                                   Distributor
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                         Administrator, Fund Accountant
                               and Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                  Legal Counsel
                            Hughes Hubbard & Reed LLP
                             One Battery Park Plaza
                               New York, NY 10004

                         Independent Public Accountants
                                Ernst & Young LLP
                            111 East Kilbourn Avenue
                               Milwaukee, WI 53202

                                    Trustees
                                Theodore F. Ells
                                Robert E. Belknap
                              Barnabas B. B. Breed
                             Thomas O. Boucher, Jr.
                                Edward W. Wheeler

                                    Officers
                          Robert E. Belknap - President
                      Elizabeth A. Larson - Vice President
                          Joseph Neuberger - Treasurer
                            Paul D. Flaa - Secretary
                      Dana L. Armour - Assistant Secretary





     This report must be accompanied or preceded by the Fund's current prospectus.

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